Taxes (Details)		12 Months Ended
		Jun. 30, 2025 HKD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 HKD ($) $ / shares	Jun. 30, 2024 HKD ($) $ / shares	Jun. 30, 2024 MOP (MOP$)	Jun. 30, 2023 HKD ($) $ / shares	Jun. 30, 2023 HKD ($) $ / shares	Jun. 30, 2023 MOP (MOP$)	Jun. 30, 2025 USD ($)
Taxes [Line Items]
Assessable profits (in Dollars)		$ 535,588	$ 68,229	$ 1,783,803			$ 1,805,663
Percentage of share capital		50.00%	50.00%
Exemption amount (in Patacas) | MOP$						MOP$ 600,000			MOP$ 600,000
Valuation allowance		$ 268,521	$ 34,207
Foreign exchange		$ 24,930	$ 3,176
Earnings per shares, basic | (per share)	[1]	$ (15.27)	$ (1.95)	$ 3.44			$ 5.63
Earnings per shares, diluted | (per share)	[1]	$ (15.27)	$ (1.95)	$ 3.44			$ 5.63
Unrecognized tax losses		$ 1,190,327		$ 1,679,389	$ 1,679,389		$ 1,415,155	$ 1,415,155		$ 151,636
HKD [Member]
Taxes [Line Items]
Percentage of income tax rate		16.50%	16.50%
Valuation allowance		$ 293,451	$ 37,383
Earnings per shares, basic		$ 0.01		$ 0.01			$ 0.01
Earnings per shares, diluted		$ 0.01		$ 0.01			$ 0.01
HKD [Member] | Two-tier Profits Tax Rates [Member]
Taxes [Line Items]
Assessable profits (in Dollars) | $		$ 2,000,000
Percentage of income tax rate		8.25%	8.25%
Macau, Patacas
Taxes [Line Items]
Percentage of income tax rate		12.00%	12.00%	12.00%		12.00%	12.00%		12.00%
eSwatini, Liliangeni
Taxes [Line Items]
Percentage of income tax rate		25.00%	25.00%	25.00%		25.00%	25.00%		25.00%
TAIWAN
Taxes [Line Items]
Percentage of income tax rate		20.00%	20.00%	20.00%		20.00%	20.00%		20.00%
US [Member]
Taxes [Line Items]
Earnings per shares, basic			$ 0.001		$ 0.001			$ 0.001
Earnings per shares, diluted			$ 0.001		$ 0.001			$ 0.001

[1]	Giving retroactive effect to the 1,600 for 1 share split effected on December 19, 2022.